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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: __________
 This Amendment (Check only one.):       [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8th Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrison T. Grodnick
Title:    Chief Operating Officer
Phone:    (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick       Minneapolis, Minnesota         April 26, 2012
---------------------------    ---------------------------    ---------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   765,726
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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                          FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
          --------             -------------- --------- -------- ---------------- ---------- -------- -------------------

                                                                                                       VOTING AUTHORITY
                                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
       NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
       --------------          -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
3M Co                          COM            88579Y101    39321  440773 SH          Sole      None    440773
Agrium Inc                     COM            008916108    41912  485265 SH          Sole      None    485265
Apple Inc                      COM            037833100      540     900 SH          Sole      None       900
Briggs & Stratton Corp         COM            109043109    23878 1331750 SH          Sole      None   1331750
Cenovus Energy Inc             COM            15135U109    33784  940001 SH          Sole      None    940001
Cisco Sys Inc                  COM            17275R102    46525 2199757 SH          Sole      None   2199757
Du Pont E I De Nemours & Co    COM            263534109    44987  850408 SH          Sole      None    850408
Dynegy Inc Del                 COM            26817G300      481  858406 SH          Sole      None    858406
Ingersoll-Rand PLC             SHS            G47791101    33500  810165 SH          Sole      None    810165
Johnson & Johnson              COM            478160104    27618  418704 SH          Sole      None    418704
Kraft Foods Inc                CL A           50075N104    42337 1113841 SH          Sole      None   1113841
Life Technologies Corp.        COM            53217V109    14232  291526 SH          Sole      None    291526
Materion Corp                  COM            576690101    27082  942646 SH          Sole      None    942646
NCR Corp New                   COM            62886E108    44481 2048883 SH          Sole      None   2048883
Nucor Corp                     COM            670346105    33822  787465 SH          Sole      None    787465
Oracle Corporation             COM            68389X105    27381  938982 SH          Sole      None    938982
Pall Corp                      COM            696429307    31780  532948 SH          Sole      None    532948
Penney J C Inc                 COM            708160106    13448  379565 SH          Sole      None    379565
Siemens A G                    SPONSORED ADR  826197501    37186  368760 SH          Sole      None    368760
Sony Corp                      ADR NEW        835699307    23942 1152744 SH          Sole      None   1152744
Suncor Energy Inc New          COM            867224107    23351  714099 SH          Sole      None    714099
Terex Corp New                 COM            880779103    34009 1511523 SH          Sole      None   1511523
Texas Instrs Inc               COM            882508104    36898 1097832 SH          Sole      None   1097832
Valmont Inds Inc               COM            920253101    20988  178756 SH          Sole      None    178756
Wabtec Corp                    COM            929740108    22719  301434 SH          Sole      None    301434
Wireless Ronin Technologies    COM            97652A203       22   24800 SH          Sole      None     24800
Xylem Inc                      COM            98419M100    39502 1423493 SH          Sole      None   1423493